RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 15, 2019	Jan. 26, 2018	Nov. 18, 2016	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018	Jun. 25, 2019	Aug. 31, 2017
Related Party Transaction [Line Items]
Due to related parties				$ 10,024		$ 3,732	$ 2,700
Amount of common shares issued for services to related parties				$ 13,000	$ 13,000	$ 52,000	$ 56,835
Number of common shares issued for services to related parties							334,360
Number of warrants				2,334,937		2,334,881	495,306		240,917
Exercise price of warrants								$ 6.4575
Stock based compensation				$ 13,000		$ 52,000	$ 56,835
Subscription agreement
Related Party Transaction [Line Items]
Amount of common shares issued for services to related parties		$ 65,000
Number of related parties		2
Number of common shares issued for services to related parties		99,999
Purchase price per share		$ 0.65
Number of warrants		12,500
Exercise price of warrants		$ 12
Warrant expiration term		5 years
Former President, and current Senior Vice President, European Operations
Related Party Transaction [Line Items]
Expenses paid by related party				4,034		16,746	18,554
Due to related parties				992		0	498
Repayments to related party				3,040		17,228	18,056
Number of shares transferred by former President			750,000
President
Related Party Transaction [Line Items]
Expenses paid by related party				300		1,530	1,340
Due to related parties				4,032		3,732	2,202
Senior Vice President, European Operations
Related Party Transaction [Line Items]
Consulting services				19,000		38,000
Amount of common shares issued for services to related parties	$ 240,000
Number of common shares issued for services to related parties	25,000
Consulting services outstanding				$ 5,000
Mr. Gregory Gorgas
Related Party Transaction [Line Items]
Payments to Employees						$ 209,369	$ 74,840